Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2012	2011
	(In thousands)

Aggregate balance – January 1	$7,633	$8,846
New loans	496	352
Repayments	(2,935)	(1,565)

Aggregate balance – December 31	$5,194	$7,633